CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 89,526	$ 110,553	$ 146,619
Expenses
Advertising and promotion	8,223	13,402	89,126
Amortization	14,954	43,620	42,918
Consulting fees	57,701	32,075	94,880
Filing fees	11,239	12,839	11,730
Foreign exchange	(50,759)	84,791	(17,380)
Interest and bank charges	208,909	208,076	210,352
Inventory costs	147,176	254,342	25,062
Management fees	214,621	241,701	256,962
Office and administrative	205,244	271,134	403,223
Professional fees	125,705	192,171	159,262
Rent	195,255	221,568	203,931
Salaries, wages and benefits	979,960	1,091,594	1,675,220
Travel	94,864	90,068	124,285
Total Expenses	2,213,092	2,757,381	3,279,571
Operating Loss	(2,123,566)	(2,646,828)	(3,132,952)
Other Income
Interest income	4,094
Net Loss For The Year	$ (2,119,472)	$ (2,646,828)	$ (3,132,952)
Basic And Diluted Loss Per Common Share (in dollars per share)	$ (0.03)	$ (0.04)	$ (0.04)
Weighted Average Number Of Common Shares Outstanding (in shares)	71,128,456	71,128,456	71,128,456